INCOME STATEMENT DETAILS (Schedule of Employee Benefit Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance, before capitalization	₪ 526	₪ 482	₪ 543
Less: expenses capitalized (notes 10, 11)	(91)	(85)	(96)
Service costs: defined benefit plan (note 16(2))	14	10	12
Service costs: defined contribution plan (note 16(1))	24	25	23
Employee share based compensation expenses (note 21(b))	15	12	17
Employee benefits expense	₪ 488	₪ 444	₪ 499